Note 15 - Financial Assets and Financial Liabilities - Summary of Maturity Profile of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	$ 112,815	$ 98,946
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	9,011	10,369
Trade and other payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	89,520	75,285
Other current liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,283	13,293
In the first year [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	108,005	92,869
In the first year [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	4,211	4,363
In the first year [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	89,520	75,285
In the first year [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	14,273	13,222
In the second and third years [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	2,804	4,657
In the second and third years [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	2,804	4,657
In the second and third years [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
In the second and third years [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
After the third year [member]
Disclosure of financial liabilities [line items]
Total financial liabilities, including interest	2,005	1,420
After the third year [member] | Lease liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	1,995	1,349
After the third year [member] | Trade and other payables [member]
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
After the third year [member] | Other current liabilities [member]
Disclosure of financial liabilities [line items]
Financial liabilities	$ 10	$ 71